Related party transactions - Schedule of Costs Incurred Under Management Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Technical services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements	$ 9,700	$ 135,381	$ 108,046
Dry-dock activities included in technical services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements	421	5,855	4,673
Administrative and strategic services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements	5	72	72
Reimbursed expenses [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements	305	4,074	3,087
Construction supervision [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements	$ 100	$ 2,056	$ 1,864